                              FORWARD FUNDS, INC.

                 Forward Hansberger International Growth Fund
                     Forward Hoover Small Cap Equity Fund
                         Forward Hoover Mini-Cap Fund
                     Forward Global Emerging Markets Fund
                  Forward International Small Companies Fund
                  Forward Uniplan Real Estate Investment Fund

                       Supplement dated January 18, 2005

                   (to the Prospectus dated April 30, 2004,
                        as amended September 16, 2004)

Effective January 1, 2005, the following information replaces the information found under the heading "Annual Fund Operating Expenses" on page 39 of the Prospectus for the Forward Uniplan Real Estate Investment Fund:

Annual fund operating expenses are paid directly out of the Fund's average daily net assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average net assets.

           Annual Fund Operating Expenses
           (expenses that are deducted from the Fund assets)
           -------------------------------------------------
                 Management Fee.............................  0.85%
                 Distribution (12b-1) Fees/1/...............  0.20%
                 Other Expenses/2/..........................  1.11%
                 Total Annual Fund Operating Expenses.......  2.16%
                 Fee Waiver/3/.............................. (0.37)%
                 Net Expenses...............................  1.79%

--------
1 The Fund's shareholders have adopted a Distribution Plan of which up to 0.25% of the Fund's average daily net assets may be used to pay distribution expenses.

2 The Fund has adopted a Shareholder Servicing Plan pursuant to which up to 0.10% of the Fund's average net assets could be used to pay shareholder servicing fees.

3 The Fund's Investment Advisor has contractually agreed to waive a portion of its fees until January 1, 2006 in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses) to an annual rate (as a percentage of the Fund's average daily net assets) of 1.79%. For the three years following the date on which the expense was incurred, the Investment Advisor is entitled to a reimbursement from the Fund of any fees waived under this arrangement if such reimbursement does not cause the Fund to exceed the expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower.

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

Example

This example is intended to help you compare the costs of investing in the Forward Uniplan Real Estate Investment Fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the Forward Uniplan Real Estate Investment Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Forward Uniplan Real Estate Investment Fund's total annual operating expenses remain the same and the contractual fee waiver is in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 Year............................................ $  182
           3 Years........................................... $  640
           5 Years........................................... $1,126
           10 Years.......................................... $2,464

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Effective March 1, 2005, the following information replaces the information found under the heading "Shareholder Fees" on pages 5, 11, 17, 25, 32 and 39 of the Prospectus for the Forward Hansberger International Growth Fund, Forward Hoover Small Cap Equity Fund, Forward Hoover Mini-Cap Fund, Forward Global Emerging Markets Fund, Forward International Small Companies Fund and Forward Uniplan Real Estate Investment Fund:

As an investor in the Fund, generally you do not pay any sales loads. If you sell or exchange your shares within 180 days or less after the purchase date you will be charged a redemption fee of 2.00% of the total redemption amount. This policy will apply to shares purchased on or after March 1, 2005. In addition, all redemptions by wire transfer will be charged a transaction fee of $8.00.

Shareholder Fees:
    (fees paid directly from your investment)
Redemption Fee on shares sold or exchanged
    (as a percentage of amount redeemed) within 180 days of purchase*.... 2.00%

--------
* This fee is retained by the Forward Funds to compensate the Forward Funds for the extra expense they incur because of short-term trading. The redemption fee is intended to discourage short-term trading of the Forward Funds' shares.

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

Effective March 1, 2005, the following information replaces the information found under the heading "Exchange Privilege" on page 54 of the Prospectus for the Forward Hansberger International Growth Fund, Forward Hoover Small Cap Equity Fund, Forward Hoover Mini-Cap Fund, Forward Global Emerging Markets Fund, Forward International Small Companies Fund and Forward Uniplan Real Estate Investment Fund:

You can exchange your shares of the Fund for shares of the same class of any other Fund in the Forward Funds family of mutual funds or with a money market fund. Please check with Forward Funds to determine which money market funds are available. The Institutional Class of shares are not exchangeable. There are generally no fees for exchanges. However, if you exchange your shares 180 days or less after the purchase date, a redemption fee of 2.00% will be charged on the amount exchanged. Before you decide to exchange shares, you should read the prospectus information about the Fund or money market fund involved in your exchange.

Effective March 1, 2005, the following information replaces the information found under the heading "Redeeming Shares" on page 55 of the Prospectus for the Forward Hansberger International Growth Fund, Forward Hoover Small Cap Equity Fund, Forward Hoover Mini-Cap Fund, Forward Global Emerging Markets Fund, Forward International Small Companies Fund and Forward Uniplan Real Estate Investment Fund:

If you sell or exchange your shares within 180 days or less after the purchase date, you will be charged a fee of 2.00% of the total redemption amount. This policy will apply to shares purchased on or after March 1, 2005. This fee is retained by the Forward Funds to compensate the Forward Funds for the extra expense they incur because of short-term trading. In addition, the Forward Funds hope that the fee will discourage short-term trading of their shares. The fee is currently waived for pension funds, endowments, other institutional funds and other shareholders investing through omnibus accounts due to certain economies associated with these accounts. However, Forward Funds reserves the right to impose redemption fees on shares held by such shareholders at any time if warranted by the Fund's future cost of processing redemptions. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) and for accounts that have been enrolled in the Automatic Investment Plan. The redemption fee may be modified or discontinued at any time or from time to time.

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

                             THE SIERRA CLUB FUNDS

                           Sierra Club Balanced Fund
                            Sierra Club Stock Fund

                       Supplement dated January 18, 2005

                   (to the Prospectus dated April 30, 2004)

Effective January 1, 2005 the following information replaces the third paragraph found under the heading "The Sub-Advisors" on page 21 of the Prospectus for the Sierra Club Balanced Fund and Sierra Club Stock Fund:

Harris Bretall Sullivan & Smith L.L.C. ("Harris Bretall"), founded in 1971, serves as a sub-advisor to each of the Sierra Club Balanced Fund and Sierra Club Stock Fund. Harris Bretall's address is One Sansome Street, Suite 3300, San Francisco, CA 94104. As of December 31, 2003, Harris Bretall managed over $2.8 billion in equity, balanced, fixed-income and socially responsible assets. Harris Bretall uses a team-managed approach to manage its portion of the Funds. The Harris Bretall team is led by Susan Foley, CFA.

Ms. Foley joined Harris Bretall as a Portfolio Manager in 1989. She is currently a member of the firm's Board of Directors and Strategy Team. She also directs the firm's Portfolio Management Team. Ms. Foley entered the securities industry with Smith Barney, Harris Upham, Inc. in 1983, where she managed high-net worth individual portfolios, retirement funds and endowments. She received her B.S. in Biological Sciences from the University of California, Santa Barbara in 1982. Ms. Foley is a holder of the CFA designation and a Chartered Investment Counselor. She is also a member of the National Association of Business Economists and the Security Analysts of San Francisco.


               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

                              FORWARD FUNDS, INC.

                 Forward Hansberger International Growth Fund
                     Forward Hoover Small Cap Equity Fund
                         Forward Hoover Mini-Cap Fund
                     Forward Global Emerging Markets Fund
                  Forward International Small Companies Fund
                  Forward Uniplan Real Estate Investment Fund

                       Supplement dated January 18, 2005

       (to the Statement of Additional Information dated April 30, 2004, as amended September 16, 2004)

Effective January 1, 2005 the following information replaces the corresponding paragraph found on page 13 of the Statement of Additional Information:

As described in the Prospectus, the Investment Advisor has agreed to limit the total expenses of the Forward Hansberger International Growth Fund (exclusive of brokerage costs, interest, taxes, dividends and extraordinary expenses) to an annual rate of 1.69%, to limit the Forward Hoover Mini-Cap Fund Investors Class Shares to an annual rate of 1.99%, to limit the total expenses of the Forward Hoover Small Cap Equity Fund Investor Class Shares to an annual rate of 1.78%, to limit the total expenses of the Forward Uniplan Real Estate Investment Fund to an annual rate of 1.79%, to limit the total expenses of the Forward Hoover Small Cap Equity Fund Institutional Class Shares to an annual rate of 1.34%, to limit the total expenses of the Forward Hoover Mini-Cap Fund Institutional Class Shares to an annual rate of 1.43%, to limit the total expenses of the Forward International Small Companies Fund Investor Class Shares and Institutional Class Shares to an annual rate of 1.45% and 1.20%, respectively, and to limit the total expenses of the Forward Global Emerging Markets Fund Investor Class Shares and Institutional Class Shares to an annual rate of 1.95% and 1.70%, respectively. Pursuant to these agreements, each Fund will reimburse the Investment Advisor for any fee waivers or expense reimbursements made by the Investment Advisor, provided that any such reimbursements made by a Fund to the Investment Advisor will not cause the Fund's expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years following the date on which the expense was incurred.

--------------------------------------------------------------------------------

Effective March 1, 2005 the following information replaces the corresponding paragraph found on page 32 of the Statement of Additional Information:


               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

1. Telephone redemption and/or exchange instructions received in good order before the pricing of the Funds on any day on which the NYSE is open for business (a "Business Day"), but not later than 4:00 p.m., Eastern time, will be processed at that day's closing net asset value. There generally is no fee for an exchange; however, there will be a 2.00% redemption fee on shares exchanged within 180 days of purchase. This policy will apply to shares purchased on or after March 1, 2005. If you choose to receive the proceeds from your redemption via wire transfer, there is an $8.00 charge.

Effective March 1, 2005 the following information replaces the corresponding paragraph found on page 33 of the Statement of Additional Information:

Each Fund imposes a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares within 180 days after the purchase date. This policy will apply to shares purchased on or after March 1, 2005. This fee is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee is not a sales charge (load) and it will be paid directly to the Fund. The redemption fee may not apply in certain circumstances, including the death or disability of a shareholder.



               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE